Operating assets and liabilities - Property, plant and equipment - Property, Plant and Equipment (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	kr 41,891
Change in accounting policy, leases	640
End of the year	50,551	kr 41,891
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	15,631
End of the year	18,732	15,631
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	7,541
End of the year	8,706	7,541
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	1,873
End of the year	2,762	1,873
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	16,846
End of the year	20,351	16,846
Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	72,438	64,661
Change in accounting policy, leases	3,778
Additions during the year	8,983	9,537
Disposals during the year	(1,229)	(1,867)
Transfer from assets under construction	0	0
Effect of exchange rate adjustment	450	107
End of the year	84,420	72,438
Carrying amount | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	25,401	22,032
Change in accounting policy, leases	3,291
Additions during the year	555	222
Disposals during the year	(407)	(267)
Transfer from assets under construction	1,277	3,448
Effect of exchange rate adjustment	143	(34)
End of the year	30,260	25,401
Carrying amount | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	25,412	23,799
Change in accounting policy, leases	0
Additions during the year	350	365
Disposals during the year	(504)	(1,422)
Transfer from assets under construction	2,248	2,667
Effect of exchange rate adjustment	88	3
End of the year	27,594	25,412
Carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	4,779	4,469
Change in accounting policy, leases	487
Additions during the year	498	175
Disposals during the year	(244)	(178)
Transfer from assets under construction	665	295
Effect of exchange rate adjustment	30	18
End of the year	6,215	4,779
Carrying amount | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	16,846	14,361
Change in accounting policy, leases	0
Additions during the year	7,580	8,775
Disposals during the year	(74)	0
Transfer from assets under construction	(4,190)	(6,410)
Effect of exchange rate adjustment	189	120
End of the year	20,351	16,846
Depreciation and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(30,547)	(29,414)
Depreciation for the year	3,971	2,809
Impairment losses for the year	221	116
Depreciation and impairment losses reversed on disposals during the year	(967)	(1,744)
Effect of exchange rate adjustment	(97)	48
End of the year	(33,869)	(30,547)
Depreciation and impairment losses | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(9,770)	(8,934)
Depreciation for the year	1,818	1,047
Impairment losses for the year	57	49
Depreciation and impairment losses reversed on disposals during the year	(160)	(235)
Effect of exchange rate adjustment	(43)	25
End of the year	(11,528)	(9,770)
Depreciation and impairment losses | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(17,871)	(17,808)
Depreciation for the year	1,410	1,377
Impairment losses for the year	70	63
Depreciation and impairment losses reversed on disposals during the year	(504)	(1,346)
Effect of exchange rate adjustment	(41)	31
End of the year	(18,888)	(17,871)
Depreciation and impairment losses | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	(2,906)	(2,672)
Depreciation for the year	743	385
Impairment losses for the year	20	4
Depreciation and impairment losses reversed on disposals during the year	(229)	(163)
Effect of exchange rate adjustment	(13)	(8)
End of the year	(3,453)	(2,906)
Depreciation and impairment losses | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of the year	0	0
Depreciation for the year	0	0
Impairment losses for the year	74	0
Depreciation and impairment losses reversed on disposals during the year	(74)	0
Effect of exchange rate adjustment	0	0
End of the year	kr 0	kr 0